REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Asset	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
Percentage of revenues excluded from ASC Topic 606	84.60%	88.10%	84.90%
Contract assets	$ 0
Contract liabilities	$ 0
Number of real estate assets sold during the period | Asset	0
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 29,098	$ 24,026	$ 25,953
Bank owned life insurance	567	910	1,111
Other	3,942	2,332	3,723
Total	9,392	7,521	9,282
Service Charges on Deposit Accounts [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	10,170	8,517	11,208
Overdraft Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	8,431	5,627	7,590
Overdraft Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	609	873	1,515
Account Service Charges [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,130	2,017	2,103
Other Deposit Related Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,280	2,308	2,790
ATM Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,109	1,173	1,368
ATM Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	24	24	35
Other [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	819	769	965
Other [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	328	342	422
Interchange Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	14,045	11,230	10,297
Investment and Insurance Commissions [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,603	1,971	1,658
Asset Management Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,689	1,283	1,123
Transaction Based Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 914	$ 688	$ 535